----------------------------
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                                                    ----------------------------
                                                    OMB Number: 3235-0570

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                                                    hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number    811-05646
                                   -----------------------------------

                             New Century Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  40 William Street, Suite 100       Wellesley, Massachusetts          02481
--------------------------------------------------------------------------------
            (Address of principal executive offices)                (Zip code)

                            Nicole M. Tremblay, Esq.

Weston Financial Group, Inc.  40 William Street, Suite 100   Wellesley, MA 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055
                                                     ----------------------

Date of fiscal year end:         October 31, 2006
                          ---------------------------------------

Date of reporting period:        April 30, 2006
                          ---------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.



================================================================================



                               [GRAPHIC OMITTED]



                                  NEW CENTURY
                                   PORTFOLIOS

                              NEW CENTURY CAPITAL

                              NEW CENTURY BALANCED

                           NEW CENTURY OPPORTUNISTIC

                           NEW CENTURY INTERNATIONAL

                       NEW CENTURY ALTERNATIVE STRATEGIES




                               SEMI-ANNUAL REPORT

                        SIX MONTHS ENDED APRIL 30, 2006
                                  (UNAUDITED)




40 William Street, Suite 100, Wellesley MA 02481      781-239-0445      888-639-0102      Fax 781-237-1635

================================================================================

CONTENTS
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                        1


PORTFOLIO INFORMATION                                                   3-7


New Century Portfolios

   Statements of Assets and Liabilities                                   8

   Statements of Operations                                               9

   Statements of Changes in Net Assets                                10-12

   Financial Highlights                                               13-17

   Portfolios of Investments                                          18-26

   Notes to Financial Statements                                      27-33

   About Your Portfolio's Expenses                                    34-36

LETTER TO SHAREHOLDERS                                                 JUNE 2006
================================================================================

Dear Fellow Shareholders:

I am pleased to present our Semi-Annual Report for the six-month period ended April 30, 2006. This Report presents important financial information for each of the New Century Portfolios. I also invite you to visit our website at WWW.NEWCENTURYPORTFOLIOS.COM for additional information.

During the six-month period ended April 30, 2006, the New Century Capital Portfolio increased its exposure to the growth, international and energy sectors, while reducing its position in the growth and income sector. During the period, the New Century Capital Portfolio gained 14.76% as compared to the S&P 500(R) Composite Index which gained 9.63% and the MSCI EAFE Index which gained 22.89%. Although subject to greater volatility, we continue to believe that foreign markets are more attractive than US markets at this time. We will continue our allocation to the international sector.

The New Century Balanced Portfolio increased its exposure to the growth and international equities, energy, and foreign fixed income sectors, while reducing its allocation in the high-yield and government bond sectors. During the period, the New Century Balanced Portfolio gained 9.90%, as compared to the S&P 500(R) Composite Index which gained 9.63% and the Lehman Brothers Intermediate Government/Credit Index which gained 0.73%.

The New Century Opportunistic Portfolio increased its exposure to the energy, small cap and emerging market sectors while reducing the large-cap sector. During this period, New Century Opportunistic Portfolio gained 13.07% as compared to the Russell 3000 Growth Index which gained 8.19%. During the period, the Board of Trustees approved a change in name for this Portfolio from the "Aggressive Portfolio" to the "Opportunistic Portfolio". This change in name was made to better describe the New Century Opportunistic Portfolio and the types of investments it makes, and does not reflect any change in the investment objectives, policies or strategies of this Portfolio.

The New Century International Portfolio increased its positions in the Americas (non-US), Asia/Pacific and the emerging markets sectors, while reducing positions in Europe. In addition, the Portfolio increased its positions in China and India in anticipation of continued economic growth and development in these regions. During the period, the New Century International Portfolio gained 25.60%. The international equity markets, as measured by the MSCI EAFE Index, increased 22.89%. The New Century Alternative Strategies Portfolio increased its allocation to the global macro category, decreased its allocation to the asset allocation category and folded the equity market neutral category into the long/short equity category. The New Century Alternative Strategies Portfolio maintained diversified positions in ten distinct investment categories. New Century Alternative Strategies Portfolio gained 9.30% during the period, as compared to the Lehman Brothers Intermediate Government/Credit Index, which gained 0.73% and the S&P 500(R) Composite Index which gained 9.63%.

Although market performance has been strong, increasing interest rates and energy prices, along with a sluggish housing market, may finally take its toll on the financial markets. As we approach the second half of 2006, we are witnessing, what we believe to be, a market correction. Although the correction may have several causes, market fundamentals remain sound. Accordingly, we are not planning to rebalance the Portfolios dramatically at this time. We will, however, continue to monitor the dynamics of the markets and to reposition the Portfolios accordingly.

While future performance is always unpredictable, we are confident that New Century's investment philosophy - diversification, risk assessment and long-term focus - will maximize risk-adjusted returns.

New Century is committed to its shareholders and appreciates your selecting New Century as part of your long-term investment strategy.

Sincerely,

/s/ Wayne M. Grzecki

Wayne M. Grzecki
President

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2006 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------



                                           Growth Funds - 34.4%
            [GRAPHIC OMITTED]              Growth and Income Funds - 32.0%
                                           Small Company Funds - 18.0%
                                           Foreign Stock Funds - 15.0%
                                           Cash Equivalents - 0.6%






TOP TEN HOLDINGS
--------------------------------------------------------------------------------

    SECURITY DESCRIPTION                                   % OF NET ASSETS
    ------------------------------------------------       ---------------
    Hotchkis & Wiley Large Cap Value - Class A                   7.0%
    American Growth Fund of America - Class A                    6.9%
    William Blair Small Cap Growth - Class I                     6.8%
    Calamos Growth - Class A                                     6.8%
    Marsico 21st Century                                         6.7%
    iShares MSCI Emerging Markets Index                          5.5%
    Fidelity Capital Appreciation                                5.3%
    iShares S&P MidCap 400/BARRA Value Index                     4.6%
    Powershares Dynamic Market                                   4.5%
    Goldman Sachs Growth Opportunities - Class A                 4.1%

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2006 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------


                                           Growth and Income Funds - 33.0%
            [GRAPHIC OMITTED]              Growth Funds - 12.3%
                                           Small Company Funds - 12.0%
                                           High Yield Bond Funds - 10.5%
                                           Foreign Stock Funds - 9.9%
                                           Worldwide Bond Funds - 5.8%
                                           Convertible Security Funds - 5.2%
                                           Corporate Bond Funds - 4.8%
                                           Government Bond Funds - 3.1%
                                           High Quality Bond Funds - 2.8%
                                           Cash Equivalents - 0.6%






TOP TEN HOLDINGS
--------------------------------------------------------------------------------

    SECURITY DESCRIPTION                                   % OF NET ASSETS
    ------------------------------------------------       ---------------
    Hotchkis & Wiley Large Cap Value - Class A                   8.0%
    Fidelity Advisor High Income Advantage - Class I             6.0%
    Dodge & Cox Stock                                            4.9%
    Loomis Sayles Bond - Institutional Class                     4.8%
    iShares MSCI EAFE Index                                      4.6%
    iShares S&P 500 Index                                        4.6%
    Powershares Dynamic Market                                   4.6%
    MainStay High Yield Corporate Bond - Class A                 4.6%
    William Blair Small Cap Growth Fund - Class I                3.7%
    American Funds AMCAP - Class A                               3.5%

NEW CENTURY OPPORTUNISTIC PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2006 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------


                                           Sector Funds - 62.1%
            [GRAPHIC OMITTED]              Mid-Cap Funds - 20.8%
                                           Small-Cap Funds - 11.3%
                                           Large-Cap Funds - 3.4%
                                           Cash Equivalents - 2.4%






TOP TEN HOLDINGS
--------------------------------------------------------------------------------

    SECURITY DESCRIPTION                                   % OF NET ASSETS
    ------------------------------------------------       ---------------
    iShares Goldman Sachs Networking Index                      10.2%
    iShares MSCI Emerging Markets Index                          9.8%
    Technology Select Sector SPDR                                8.1%
    iShares Goldman Sachs Natural Resources Index                7.8%
    iShares Dow Jones U.S. Energy Sector Index                   6.7%
    iShares Nasdaq Biotechnology Index                           6.6%
    Calamos Growth - Class A                                     5.8%
    Perritt Micro Cap Opportunities                              5.2%
    S&P MidCap 400 Depositary Receipts                           5.0%
    Fidelity Select Wireless                                     4.8%

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2006 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------


                                           Asia/Pacific Funds - 27.2%
            [GRAPHIC OMITTED]              Diversified Funds - 25.4%
                                           Europe Funds - 19.6%
                                           Americas Funds - 15.1%
                                           Emerging Markets Funds - 11.9%
                                           Cash Equivalents - 0.8






TOP TEN HOLDINGS
--------------------------------------------------------------------------------

    SECURITY DESCRIPTION                                   % OF NET ASSETS
    -------------------------------------------------      ---------------

    iShares S&P Latin American 40 Index                          6.5%
    iShares MSCI Emerging Markets Index                          6.1%
    iShares MSCI Austria Index                                   5.5%
    Janus Overseas                                               5.3%
    iShares MSCI EAFE Index                                      4.7%
    T. Rowe Price Emerging Europe & Mediterranean                4.5%
    Eaton Vance Greater India - Class A                          4.1%
    Oppenheimer International Small Company - Class A            3.8%
    Fidelity Japan                                               3.7%
    iShares MSCI Canada Index                                    3.7%

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2006 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------


                                   Long/Short Equity Funds - 18.5%
         [GRAPHIC OMITTED]         Global Macro Funds - 13.5%
                                   Merger Arbitrage Funds - 13.1%
                                   Asset Allocation Funds - 10.4%
                                   Natural Resources Funds - 10.1%
                                   Options/Hedged Funds - 7.4%
                                   Real Estate Funds - 7.3%
                                   High Yield Funds - 6.9%
                                   Deep Value/Distressed Securities Funds - 6.0%
                                   Convertible Arbitrage Funds - 5.0%
                                   Corporate Notes - 0.5%
                                   Cash Equivalents - 1.3%






TOP TEN HOLDINGS
--------------------------------------------------------------------------------

    SECURITY DESCRIPTION                                   % OF NET ASSETS
    ------------------------------------------------       ---------------

    First Eagle Global - Class A                                 7.2%
    Calamos Market Neutral - A Shares                            5.0%
    Hussman Strategic Growth                                     4.9%
    Merger Fund (The)                                            4.6%
    Gateway                                                      4.5%
    Enterprise Mergers and Acquisitions - Class A                4.3%
    Schwab Hedged Equity                                         3.8%
    PIMCO Commodity Real Return Strategy - Class A               3.6%
    Third Avenue Real Estate Value                               3.4%
    FPA Crescent - Class I                                       3.4%


NEW CENTURY PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2006 (UNAUDITED)
=============================================================================================================================
                                                                                                                 NEW CENTURY
                                              NEW CENTURY      NEW CENTURY      NEW CENTURY      NEW CENTURY     ALTERNATIVE
                                                CAPITAL          BALANCED      OPPORTUNISTIC    INTERNATIONAL    STRATEGIES
                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities:
    At acquisition cost ..................   $  90,272,405    $  68,646,347    $  10,998,717    $  72,836,369   $  77,402,734
                                             =============    =============    =============    =============   =============
    At value (Note 1A) ...................   $ 124,825,114    $  84,328,780    $  13,228,110    $  99,078,556   $  89,509,438
  Dividends receivable ...................           2,747            1,746              800            3,605           9,505
  Receivable for capital shares sold .....          18,285            1,325            3,291          213,153          12,631
  Other assets ...........................          10,243            7,822              789            7,325           8,177
                                             -------------    -------------    -------------    -------------   -------------
    TOTAL ASSETS .........................     124,856,389       84,339,673       13,232,990       99,302,639      89,539,751
                                             -------------    -------------    -------------    -------------   -------------

LIABILITIES
  Payable to Advisor (Note 2) ............          99,504           70,810            6,424           87,614          43,767
  Payable to Distributor (Note 3) ........          42,742            6,243            2,914           17,903            --
  Payable for capital shares redeemed ....          20,395            1,000             --               --            15,000
  Other accrued expenses and liabilities .          24,438           17,759            6,449           13,922           6,753
                                             -------------    -------------    -------------    -------------   -------------
    TOTAL LIABILITIES ....................         187,079           95,812           15,787          119,439          65,520
                                             -------------    -------------    -------------    -------------   -------------

NET ASSETS ...............................   $ 124,669,310    $  84,243,861    $  13,217,203    $  99,183,200   $  89,474,231
                                             =============    =============    =============    =============   =============

Net assets consist of:
  Paid-in capital ........................   $  95,271,900    $  69,802,311    $  12,005,424    $  70,796,418   $  75,650,400
  Accumulated net investment income (loss)          55,747          (48,973)         (21,524)          21,229          64,065
  Accumulated net realized gains (losses)
    on investments .......................      (5,211,046)      (1,191,910)        (996,090)       2,123,366       1,653,062
  Unrealized appreciation of investments .      34,552,709       15,682,433        2,229,393       26,242,187      12,106,704
                                             -------------    -------------    -------------    -------------   -------------
Net assets ...............................   $ 124,669,310    $  84,243,861    $  13,217,203    $  99,183,200   $  89,474,231
                                             =============    =============    =============    =============   =============

Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) ..........................       7,222,773        5,909,971        1,340,368        6,573,733       7,059,102
                                             =============    =============    =============    =============   =============

Net asset value, offering price and
  redemption price per share(a) ..........   $       17.26    $       14.25    $        9.86    $       15.09   $       12.68
                                             =============    =============    =============    =============   =============

(a) Redemption price may differ from the net asset value per share depending upon the length of time held (Note 1B).




See accompanying notes to financial statements.


NEW CENTURY PORTFOLIOS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)
=============================================================================================================================
                                                                                                                 NEW CENTURY
                                              NEW CENTURY      NEW CENTURY      NEW CENTURY      NEW CENTURY     ALTERNATIVE
                                                CAPITAL          BALANCED      OPPORTUNISTIC    INTERNATIONAL    STRATEGIES
                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends ..............................   $     625,493    $   1,259,353    $      35,831    $     874,068   $   1,627,673
                                             -------------    -------------    -------------    -------------   -------------

EXPENSES
  Investment advisory fees (Note 2) ......         563,771          403,321           48,917          401,376         310,173
  Distribution costs (Note 3) ............          75,996           60,190           11,474           88,303          31,127
  Accounting fees ........................          20,889           18,999           15,442           19,019          19,157
  Legal and audit fees ...................          26,891           19,152            4,101           19,102          19,739
  Administration fees (Note 2) ...........          20,258           14,932            4,526           14,814          15,191
  Transfer agent fees ....................          10,500           10,500           10,500           10,500          10,500
  Custody fees ...........................          10,017            7,151            2,512            9,975           9,159
  Trustees' fees and expenses (Note 2) ...           6,516            4,459              582            4,823           4,620
  Postage and supplies ...................           6,176            4,593            2,502            3,414           3,747
  Insurance expense ......................           3,153            2,018              157            1,050           1,814
  Other expenses .........................          28,959            8,164            3,142            7,710           2,801
                                             -------------    -------------    -------------    -------------   -------------
    Total expenses .......................         773,126          553,479          103,855          580,086         428,028
  Less fees waived and/or expenses
    reimbursed by the Advisor (Note 2) ...            --               --            (30,480)          (2,545)           --
  Plus previously waived investment
    advisory fees and expense
    reimbursements recouped
    by the Advisor (Note 2) ..............            --               --               --             24,522            --
                                             -------------    -------------    -------------    -------------   -------------
    Net expenses .........................         773,126          553,479           73,375          602,063         428,028


NET INVESTMENT INCOME (LOSS) .............        (147,633)         705,874          (37,544)         272,005       1,199,645
                                             -------------    -------------    -------------    -------------   -------------

REALIZED AND UNREALIZED GAINS
  ON INVESTMENTS
  Net realized gains on investments ......         538,174          524,608          174,834        1,355,061         522,350
  Capital gain distributions from regulated
    investment companies .................       3,439,624        1,554,734          159,314          819,905       1,995,188
  Net change in unrealized appreciation/
    (depreciation) on investments ........      12,314,867        4,826,414          766,830       15,626,047       3,625,208
                                             -------------    -------------    -------------    -------------   -------------

NET REALIZED AND UNREALIZED
  GAINS ON INVESTMENTS ...................      16,292,665        6,905,756        1,100,978       17,801,013       6,142,746
                                             -------------    -------------    -------------    -------------   -------------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS .................   $  16,145,032    $   7,611,630    $   1,063,434    $  18,073,018   $   7,342,391
                                             =============    =============    =============    =============   =============



See accompanying notes to financial statements.


NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
=======================================================================================================================
                                                               NEW CENTURY                       NEW CENTURY
                                                            CAPITAL PORTFOLIO                 BALANCED PORTFOLIO
                                                     ------------------------------------------------------------------
                                                       SIX MONTHS           YEAR          SIX MONTHS          YEAR
                                                          ENDED             ENDED            ENDED            ENDED
                                                     APRIL 30, 2006      OCTOBER 31,    APRIL 30, 2006     OCTOBER 31,
                                                       (UNAUDITED)          2005          (UNAUDITED)         2005
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss) ...................   $    (147,633)   $    (628,007)   $     705,874    $     855,815
  Net realized gains from
    security transactions ........................         538,174        2,892,881          524,608        1,751,541
  Capital gain distributions from regulated
    investment companies .........................       3,439,624        1,955,220        1,554,734        1,128,719
  Net change in unrealized appreciation/
    (depreciation) on investments ................      12,314,867        8,395,507        4,826,414        2,492,528
                                                     -------------    -------------    -------------    -------------
Net increase in net assets from operations .......      16,145,032       12,615,601        7,611,630        6,228,603
                                                     -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income (Note 1E) ...........            --               --         (1,111,490)      (1,126,169)
  From net realized gains on security
    transactions (Note 1E) .......................            --               --               --               --
                                                     -------------    -------------    -------------    -------------
Net decrease in net assets from
  distributions to shareholders ..................            --               --         (1,111,490)      (1,126,169)
                                                     -------------    -------------    -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ......................       7,456,730        6,701,234        2,893,591        4,765,588
  Net asset value of shares issued in reinvestment
    of distributions to shareholders .............            --               --          1,066,079        1,081,941
  Payments for shares redeemed ...................      (9,510,090)     (11,998,943)      (3,343,518)      (8,149,800)
                                                     -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
  capital share transactions .....................      (2,053,360)      (5,297,709)         616,152       (2,302,271)
                                                     -------------    -------------    -------------    -------------

TOTAL INCREASE IN NET ASSETS .....................      14,091,672        7,317,892        7,116,292        2,800,163

NET ASSETS
  Beginning of period ............................     110,577,638      103,259,746       77,127,569       74,327,406
                                                     -------------    -------------    -------------    -------------
  End of period ..................................   $ 124,669,310    $ 110,577,638    $  84,243,861    $  77,127,569
                                                     =============    =============    =============    =============

ACCUMULATED NET INVESTMENT
  INCOME (LOSS) ..................................   $      55,747    $        --      $     (48,973)   $     188,771
                                                     =============    =============    =============    =============

CAPITAL SHARE ACTIVITY
  Sold ...........................................         463,972          461,564          211,478          368,469
  Reinvested .....................................            --               --             79,499           83,382
  Redeemed .......................................        (595,242)        (825,738)        (244,088)        (630,609)
                                                     -------------    -------------    -------------    -------------
  Net increase (decrease) in shares outstanding ..        (131,270)        (364,174)          46,889         (178,758)
  Shares outstanding, beginning of period ........       7,354,043        7,718,217        5,863,082        6,041,840
                                                     -------------    -------------    -------------    -------------
  Shares outstanding, end of period ..............       7,222,773        7,354,043        5,909,971        5,863,082
                                                     =============    =============    =============    =============


See accompanying notes to financial statements.

10

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
=======================================================================================================================
                                                                NEW CENTURY                      NEW CENTURY
                                                          OPPORTUNISTIC PORTFOLIO          INTERNATIONAL PORTFOLIO
                                                     ------------------------------------------------------------------
                                                        SIX MONTHS           YEAR         SIX MONTHS          YEAR
                                                           ENDED             ENDED           ENDED            ENDED
                                                      APRIL 30, 2006      OCTOBER 31,    APRIL 30, 2006     OCTOBER 31,
                                                        (UNAUDITED)          2005         (UNAUDITED)         2005
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss) ...................   $     (37,544)   $     (43,755)   $     272,005    $    (237,896)
  Net realized gains from
    security transactions ........................         174,834          154,869        1,355,061           84,860
  Capital gain distributions from regulated
    investment companies .........................         159,314           76,023          819,905          320,739
  Net change in unrealized appreciation/
    (depreciation) on investments ................         766,830          813,977       15,626,047        6,757,089
                                                     -------------    -------------    -------------    -------------
Net increase in net assets from operations .......       1,063,434        1,001,114       18,073,018        6,924,792
                                                     -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income (Note 1E) ...........            --               --           (297,467)            --
  From net realized gains on security
    transactions (Note 1E) .......................            --               --           (386,707)        (789,174)
                                                     -------------    -------------    -------------    -------------
Net decrease in net assets from
  distributions to shareholders ..................            --               --           (684,174)        (789,174)
                                                     -------------    -------------    -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ......................       6,062,722        1,174,899       39,197,571       14,451,797
  Proceeds from redemption
    fees collected (Note 1B) .....................            --               --                573               73
  Net asset value of shares issued in reinvestment
    of distributions to shareholders .............            --               --            576,069          788,064
  Payments for shares redeemed ...................        (800,145)        (796,827)      (2,993,516)        (810,565)
                                                     -------------    -------------    -------------    -------------
Net increase in net assets from capital
  share transactions .............................       5,262,577          378,072       36,780,697       14,429,369
                                                     -------------    -------------    -------------    -------------

TOTAL INCREASE IN NET ASSETS .....................       6,326,011        1,379,186       54,169,541       20,564,987

NET ASSETS
  Beginning of period ............................       6,891,192        5,512,006       45,013,659       24,448,672
                                                     -------------    -------------    -------------    -------------
  End of period ..................................   $  13,217,203    $   6,891,192    $  99,183,200    $  45,013,659
                                                     =============    =============    =============    =============

ACCUMULATED NET INVESTMENT
  INCOME (LOSS) ..................................   $     (21,524)   $          --    $      21,229    $          --
                                                     =============    =============    =============    =============

CAPITAL SHARE ACTIVITY
  Sold ...........................................         636,716          138,297        3,040,328        1,285,214
  Reinvested .....................................            --               --             44,076           71,773
  Redeemed .......................................         (86,874)        (103,058)        (223,701)         (72,073)
                                                     -------------    -------------    -------------    -------------
  Net increase in shares outstanding .............         549,842           35,239        2,860,703        1,284,914
  Shares outstanding, beginning of period ........         790,526          755,287        3,713,030        2,428,116
                                                     -------------    -------------    -------------    -------------
  Shares outstanding, end of period ..............       1,340,368          790,526        6,573,733        3,713,030
                                                     =============    =============    =============    =============


See accompanying notes to financial statements.


NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================================
                                                                    NEW CENTURY ALTERNATIVE
                                                                      STRATEGIES PORTFOLIO
                                                                -------------------------------
                                                                   SIX MONTHS         YEAR
                                                                      ENDED           ENDED
                                                                 APRIL 30, 2006    OCTOBER 31,
                                                                   (UNAUDITED)        2005
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income .....................................   $   1,199,645   $     704,047
  Net realized gains from security transactions .............         522,350         389,570
  Capital gain distributions from regulated investment
    companies ...............................................       1,995,188       1,135,285
  Net change in unrealized appreciation/(depreciation)
    on investments ..........................................       3,625,208       3,303,993
                                                                -------------   -------------
Net increase in net assets from operations ..................       7,342,391       5,532,895
                                                                -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income (Note 1E) ......................      (2,149,410)     (1,190,792)
  From net realized gains on security transactions (Note 1E)         (455,936)     (1,234,575)
                                                                -------------   -------------
Net decrease in net assets from distributions to shareholders      (2,605,346)     (2,425,367)
                                                                -------------   -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .................................       8,371,896      22,175,175
  Proceeds from redemption fees collected (Note 1B) .........            --                76
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ...........................       2,588,651       2,403,567
    Payments for shares redeemed ............................      (2,783,738)     (2,760,723)
                                                                -------------   -------------
Net increase in net assets from capital share transactions ..       8,176,809      21,818,095
                                                                -------------   -------------

TOTAL INCREASE IN NET ASSETS ................................      12,913,854      24,925,623

NET ASSETS
  Beginning of period .......................................      76,560,377      51,634,754
                                                                -------------   -------------
  End of period .............................................   $  89,474,231   $  76,560,377
                                                                =============   =============

ACCUMULATED NET INVESTMENT INCOME ...........................   $      64,065   $     181,141
                                                                =============   =============

CAPITAL SHARE ACTIVITY
  Sold ......................................................         683,818       1,906,069
  Reinvested ................................................         217,169         208,871
  Redeemed ..................................................        (226,387)       (235,708)
                                                                -------------   -------------
  Net increase in shares outstanding ........................         674,600       1,879,232
  Shares outstanding, beginning of period ...................       6,384,502       4,505,270
                                                                -------------   -------------
  Shares outstanding, end of period .........................       7,059,102       6,384,502
                                                                =============   =============



See accompanying notes to financial statements.


NEW CENTURY CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
==========================================================================================================================
                                        SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==========================================================================================================================
                                              SIX MONTHS
                                                 ENDED
                                                APRIL 30,                    YEARS ENDED OCTOBER 31,
                                                  2006       ---------------------------------------------------------------
                                              (UNAUDITED)      2005         2004         2003         2002         2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period .....   $   15.04    $   13.38    $   12.36    $   10.09    $   11.97    $   18.07
                                              ---------    ---------    ---------    ---------    ---------    ---------

 Income (loss) from investment operations:

   Net investment loss ....................       (0.02)       (0.09        (0.12)       (0.06)       (0.08)       (0.10)
   Net realized and unrealized gains
    (losses) on investments ...............        2.24         1.75         1.14         2.33        (1.80)       (4.62)
                                              ---------    ---------    ---------    ---------    ---------    ---------
 Total from investment operations .........        2.22         1.66         1.02         2.27        (1.88)       (4.72)
                                              ---------    ---------    ---------    ---------    ---------    ---------

 Less distributions:
   Distributions from net
    investment income .....................          --           --           --           --           --           --
   Distributions from net realized gains...          --           --           --           --           --        (1.38)
                                              ---------    ---------    ---------    ---------    ---------    ---------
 Total distributions ......................          --           --           --           --           --        (1.38)
                                              ---------    ---------    ---------    ---------    ---------    ---------

 Net asset value, end of period ...........   $   17.26    $   15.04    $   13.38    $   12.36    $   10.09    $   11.97
                                              =========    =========    =========    =========    =========    =========

TOTAL RETURN(a) ...........................    14.76%(b)       12.41         8.25%       22.50%      (15.71%)     (27.77%)
                                              =========    =========    =========    =========    =========    =========

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000's) ........   $ 124,669    $ 110,578    $ 103,260    $  95,396    $  82,310    $ 109,873
                                              =========    =========    =========    =========    =========    =========

 Ratio of expenses to average net assets(c)     1.32%(e)       1.35%         1.41%        1.45%        1.40%        1.29%

 Ratio of net investment loss to
   average net assets(d) ..................   (0.25%)(e)       (0.57)       (0.91%)      (0.59%)      (0.62%)      (0.72%)

 Portfolio turnover .......................       12%(e)         13%           48%          71%          59%          70%

(a) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(b)  Not annualized.

(c) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(d) Recognization of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(e)  Annualized.




See accompanying notes to financial statements.


NEW CENTURY BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
==========================================================================================================================
                                        SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==========================================================================================================================
                                              SIX MONTHS
                                                 ENDED
                                               APRIL 30,                      YEARS ENDED OCTOBER 31,
                                                 2006       ---------------------------------------------------------------
                                              (UNAUDITED)      2005         2004         2003         2002         2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period .....   $   13.15    $   12.30    $   11.52    $    9.89    $   11.35    $   13.64
                                              ---------    ---------    ---------    ---------    ---------    ---------

 Income (loss) from investment operations:
   Net investment income ..................        0.12         0.15         0.11         0.16         0.13         0.23
   Net realized and unrealized gains
    (losses) on investments ...............        1.17         0.89         0.78         1.67        (1.49)       (1.71
                                              ---------    ---------    ---------    ---------    ---------    ---------
 Total from investment operations .........        1.29         1.04         0.89         1.83        (1.36)       (1.48)
                                              ---------    ---------    ---------    ---------    ---------    ---------

 Less distributions:
   Distributions from net
    investment income .....................       (0.19)       (0.19)       (0.11)       (0.20)       (0.10)       (0.23)
   Distributions from net realized gains ..          --           --           --           --           --        (0.58)
                                              ---------    ---------    ---------    ---------    ---------    ---------
 Total distributions ......................       (0.19)       (0.19)       (0.11)       (0.20)       (0.10)       (0.81)
                                              ---------    ---------    ---------    ---------    ---------    ---------

 Net asset value, end of period ...........   $   14.25    $   13.15    $   12.30    $   11.52    $    9.89    $   11.35
                                              =========    =========    =========    =========    =========    =========

TOTAL RETURN(a) ...........................     9.90%(b)        8.51%        7.75%       18.84%      (12.08%)     (11.21%)
                                              =========    =========    =========    =========    =========    =========

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000's) ........   $  84,244    $  77,128    $  74,327    $  70,441    $  62,755    $  71,251
                                              =========    =========    =========    =========    =========    =========

 Ratio of expenses to average net assets(f)     1.37%(e)        1.38%     1.42%(d)     1.45%(c)        1.48%        1.49%

 Ratio of net investment income to
   average net assets(g) ..................     1.75%(e)        1.12%     0.88%(d)     1.56%(c)        1.19%        1.87%

 Portfolio turnover .......................       16%(e)          21%          44%          80%          93%          69%

(a) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.46% and the ratio of net investment income to average net assets would have been 1.55% for the year ended October 31, 2003 (Note 2).

(d) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.41% and the ratio of net investment income to average net assets would have been 0.89% for the year ended October 31, 2004 (Note 2).

(e)  Annualized.

(f) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(g) Recognization of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.


NEW CENTURY OPPORTUNISTIC PORTFOLIO*
FINANCIAL HIGHLIGHTS
==========================================================================================================================
                                        SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==========================================================================================================================
                                              SIX MONTHS
                                                ENDED
                                              APRIL 30,                            YEARS ENDED OCTOBER 31,
                                                2006       ---------------------------------------------------------------
                                             (UNAUDITED)      2005         2004         2003         2002         2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period .....   $    8.72    $    7.30    $    6.95    $    5.47    $    7.37    $   10.00
                                              ---------    ---------    ---------    ---------    ---------    ---------

 Income (loss) from investment operations:.
   Net investment loss ....................       (0.03)       (0.06)       (0.07)       (0.06)       (0.07)       (0.07)
   Net realized and unrealized gains
    (losses) on investments. ..............        1.17         1.48         0.42         1.54        (1.83)       (2.56)
                                              ---------    ---------    ---------    ---------    ---------    ---------
 Total from investment operations .........        1.14         1.42         0.35         1.48        (1.90)       (2.63)
                                              ---------    ---------    ---------    ---------    ---------    ---------

 Less distributions:
   Distributions from net
   investment income ......................          --           --           --           --           --           --
   Distributions from net realized gains ..          --           --           --           --           --           --
                                              ---------    ---------    ---------    ---------    ---------    ---------
 Total distributions ......................          --           --           --           --           --           --
                                              ---------    ---------    ---------    ---------    ---------    ---------

 Net asset value, end of period ...........   $    9.86    $    8.72    $    7.30    $    6.95    $    5.47    $    7.37
                                              =========    =========    =========    =========    =========    =========

TOTAL RETURN(a) ...........................    13.07%(b)       19.45%        5.04%       27.06%      (25.78%)     (26.30%)
                                              =========    =========    =========    =========    =========    =========

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000's) ........   $  13,217    $   6,891    $   5,512    $   4,866    $   3,610    $   1,846
                                              =========    =========    =========    =========    =========    =========

 Ratios of expenses to average net assets:
   Before expense reimbursement
    and waived fees(c) ....................     2.12%(e)        2.56%        2.71%        3.20%        2.95%        5.90%
   After expense reimbursement
    and waived fees(c) ....................     1.50%(e)        1.50%        1.50%        1.50%        1.50%        1.50%

 Ratios of net investment loss to
   average net assets:
   Before expense reimbursement
    and waived fees(d) ....................   (1.38%)(e)       (1.80%)      (2.27%)      (2.73%)      (2.50%)      (5.35%)
   After expense reimbursement
    and waived fees(d) ....................   (0.76%)(e)       (0.74%)      (1.06%)      (1.03%)      (1.05%)      (0.95%)

 Portfolio turnover .......................       23%(e)          19%          68%          78%         120%          86%

* Until March 1, 2006, the New Century Opportunistic Portfolio was known as the "New Century Aggressive Portfolio."

(a) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(b)  Not annualized.

(c) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(d) Recognization of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(e)  Annualized.

See accompanying notes to financial statements.


NEW CENTURY INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
==========================================================================================================================
                                        SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==========================================================================================================================
                                              SIX MONTHS
                                                ENDED
                                              APRIL 30,                        YEARS ENDED OCTOBER 31,
                                                2006       ---------------------------------------------------------------
                                             (UNAUDITED)      2005         2004         2003         2002         2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period .....   $   12.12    $   10.07    $    8.68    $    6.52    $    7.41    $   10.00
                                              ---------    ---------    ---------    ---------    ---------    ---------

 Income (loss) from investment operations:
   Net investment income (loss) ...........        0.05        (0.06)       (0.05)       (0.03)       (0.06)       (0.04)
   Net realized and unrealized gains
    (losses) on investments ...............        3.04         2.42         1.44         2.19        (0.81)       (2.55)
                                              ---------    ---------    ---------    ---------    ---------    ---------
 Total from investment operations .........        3.09         2.36         1.39         2.16        (0.87)       (2.59)
                                              ---------    ---------    ---------    ---------    ---------    ---------

 Less distributions:
   Distributions from net
    investment income .....................       (0.05)          --           --           --        (0.02)          --
   Distributions from net realized gains ..       (0.07)       (0.31)          --           --           --           --
                                              ---------    ---------    ---------    ---------    ---------    ---------
 Total distributions ......................       (0.12)       (0.31)          --           --        (0.02)          --
                                              ---------    ---------    ---------    ---------    ---------    ---------

 Proceeds from redemption fees collected ..      0.00(a)      0.00(a)          --           --           --           --
                                              ---------    ---------    ---------    ---------    ---------    ---------

 Net asset value, end of period ...........   $   15.09    $   12.12    $   10.07    $    8.68    $    6.52    $    7.41
                                              =========    =========    =========    =========    =========    =========

TOTAL RETURN(b) ...........................    25.60%(c)       23.70%       16.01%       33.13%      (11.84%)     (25.90%)
                                              =========    =========    =========    =========    =========    =========

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000's) ........   $  99,183    $  45,014    $  24,449    $  15,288    $   7,655    $     731
                                              =========    =========    =========    =========    =========    =========

 Ratios of expenses to average net assets:
   Before expense reimbursement
    and waived fees(d) ....................     1.50%(f)        1.55%        1.74%        2.11%        2.54%       10.81%
   After expense reimbursement
    and waived fees(d) ....................     1.50%(f)(g)     1.50%        1.50%        1.50%        1.50%        1.50%

 Ratios of net investment income (loss)
   to average net assets:
   Before expense reimbursement
    and waived fees(e) ....................     0.67%(f)       (0.72%)      (0.88%)      (1.16%)      (2.34%)      (9.81%)
   After expense reimbursement
    and waived fees(e) ....................     0.67%(f)(g)    (0.67%)      (0.64%)      (0.55%)      (1.30%)      (0.50%)

 Portfolio turnover .......................       16%(f)           3%          45%          56%          27%          83%

(a)  Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(c)  Not annualized.

(d) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e) Recognization of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)  Annualized.

(g) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.43%(f) and the ratio of net investment income to average net assets would have been 0.74%(f) for the six months ended April 30, 2006 (Note 2).

See accompanying notes to financial statements.


NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
FINANCIAL HIGHLIGHTS
===============================================================================================================================
                                             SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===============================================================================================================================
                                              SIX MONTHS
                                                ENDED
                                               APRIL 30,                        PERIODS ENDED OCTOBER 31,
                                                 2006        -----------------------------------------------------------------
                                              (UNAUDITED)       2005            2004            2003             2002(a)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period ......   $   11.99       $   11.46       $   10.67       $    9.12        $   10.00
                                               ---------       ---------       ---------       ---------        ---------

 Income (loss) from investment operations:
   Net investment income ...................        0.19            0.15            0.14            0.11             0.01
   Net realized and unrealized gains
     (losses) on investments ...............        0.90            0.87            0.83            1.54            (0.89)
                                               ---------       ---------       ---------       ---------        ---------
 Total from investment operations ..........        1.09            1.02            0.97            1.65            (0.88)
                                               ---------       ---------       ---------       ---------        ---------

 Less distributions:
   Distributions from net investment income        (0.33)          (0.24)          (0.18)          (0.10)            --
   Distributions from net realized gains ...       (0.07)          (0.25)           --              --               --
                                               ---------       ---------       ---------       ---------        ---------
 Total distributions .......................       (0.40)          (0.49)          (0.18)          (0.10)            --
                                               ---------       ---------       ---------       ---------        ---------

 Proceeds from redemption fees collected ...        --              0.00(b)         --              --               --
                                               ---------       ---------       ---------       ---------        ---------

 Net asset value, end of period ............   $   12.68       $   11.99       $   11.46       $   10.67        $    9.12
                                               =========       =========       =========       =========        =========

TOTAL RETURN(d) ............................       9.30%(c)        9.12%           9.12%          18.20%          (8.80%)(c)
                                               =========       =========       =========       =========        =========

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000's) .........   $  89,474       $  76,560       $  51,635       $  33,734        $  19,529
                                               =========       =========       =========       =========        =========

 Ratios of expenses to average net assets(h)       1.03%(e)        1.06%           1.12%           1.40%(g)      1.49%(e)(f)

 Ratios of net investment income to
   average net assets(i) ...................       2.90%(e)        1.06%           1.04%           1.06%(g)      0.32%(e)(f)

 Portfolio turnover ........................         12%(e)          11%             11%             21%               7%(e)

(a) Represents the period from the initial public offering of shares (May 1, 2002) through October 31, 2002.

(b)  Amount rounds to less than $0.01 per share.

(c)  Not annualized.

(d) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(e)  Annualized.

(f) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.72%(e) and the ratio of net investment income to average net assets would have been 0.09%(e) for the period ended October 31, 2002 (Note 2).

(g) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.34% and the ratio of net investment income to average net assets would have been 1.12% for the year ended October 31, 2003 (Note 2).

(h) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(i) Recognization of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.


NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
======================================================================================
INVESTMENT COMPANIES -- 99.4%                               SHARES           VALUE
--------------------------------------------------------------------------------------
GROWTH FUNDS -- 34.4%
  American Funds AMCAP - Class A .....................      220,171     $   4,359,387
  American Growth Fund of America - Class A ..........      263,753         8,645,821
  Calamos Growth - Class A(a) ........................      142,885         8,421,664
  Fidelity Capital Appreciation(a) ...................      236,332         6,572,381
  Goldman Sachs Growth Opportunities - Class A(a) ....      224,103         5,131,956
  iShares Russell 1000 Growth Index(b) ...............          235            12,321
  Marsico 21st Century ...............................      574,651         8,315,206
  Wells Fargo Advantage Endeavor Select - Class A(a) .      152,697         1,523,915
                                                                        -------------
                                                                           42,982,651
                                                                        -------------
GROWTH AND INCOME FUNDS -- 32.0%
  Fidelity Select Utilities Growth ...................       67,387         3,132,158
  Hotchkis & Wiley Large Cap Value - Class A .........      355,545         8,685,949
  iShares Dow Jones Select Dividend Index(b) .........       65,100         4,166,400
  iShares Dow Jones U.S. Energy Sector Index(b) ......       43,900         4,252,593
  iShares Goldman Sachs Natural Resources Index(b) ...       10,600         1,083,320
  iShares Russell 1000 Value Index(b) ................       14,800         1,106,152
  iShares S&P 500 Index(b) ...........................       17,350         2,281,525
  iShares S&P MidCap 400/BARRA Value Index(b) ........       73,000         5,705,680
  Powershares Dynamic Market(b) ......................      116,200         5,567,142
  Vanguard 500 Index - Investor Shares ...............       32,156         3,885,414
                                                                        -------------
                                                                           39,866,333
                                                                        -------------
SMALL COMPANY FUNDS -- 18.0%
  Buffalo Small Cap(a) ...............................       47,040         1,332,165
  Diamond Hill Small Cap - Class I ...................       20,842           537,099
  FBR Small Cap(a) ...................................       44,407         2,173,304
  iShares S&P SmallCap 600/BARRA Growth Index(b) .....       21,700         2,807,546
  iShares S&P SmallCap 600/BARRA Value Index(b) ......       27,400         1,998,830
  Royce Opportunity - Investor Class(a) ..............      352,055         5,115,360
  William Blair Small Cap Growth - Class I(a) ........      309,031         8,485,994
                                                                        -------------
                                                                           22,450,298
                                                                        -------------
FOREIGN STOCK FUNDS -- 15.0%
  Dodge & Cox International Stock ....................       95,563         3,921,882
  iShares MSCI EAFE Index(b) .........................       40,200         2,735,610
  iShares MSCI Emerging Markets Index(b) .............       64,900         6,843,705
  Lazard International Small Cap - Investor Shares ...      137,283         2,727,813
  Tocqueville International Value (The) ..............      141,610         2,441,363
                                                                        -------------
                                                                           18,670,373
                                                                        -------------

TOTAL INVESTMENT COMPANIES (Cost $89,416,946) ........                  $ 123,969,655
                                                                        -------------



18

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)
======================================================================================
MONEY MARKET SECURITIES -- 0.7%                             SHARES           VALUE
--------------------------------------------------------------------------------------
  First American Treasury Obligation - Class A
    (Cost $855,459) ..................................      855,459     $     855,459
                                                                        -------------

TOTAL INVESTMENTS AT VALUE --100.1% (Cost $90,272,405)                  $ 124,825,114

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).......                       (155,804)
                                                                        -------------

NET ASSETS -- 100.0% .................................                  $ 124,669,310
                                                                        =============



(a)  Non-income producing security.

(b)  Exchange-traded fund.









See accompanying notes to financial statements.

                                                                                   19

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
======================================================================================
INVESTMENT COMPANIES -- 99.4%                               SHARES           VALUE
--------------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS -- 33.0%
  Dodge & Cox Stock ..................................       27,793     $   4,097,794
  Fidelity Select Utilities Growth ...................       52,302         2,430,977
  Hotchkis & Wiley Large Cap Value - Class A .........      275,118         6,721,132
  iShares Dow Jones Select Dividend Index(b) .........       42,600         2,726,400
  iShares Dow Jones U.S. Energy Sector Index(b) ......       23,300         2,257,071
  iShares Goldman Sachs Natural Resources Index(b) ...       10,600         1,083,320
  iShares Russell 1000 Value Index(b) ................          200            14,948
  iShares S&P 500 Index(b) ...........................       29,600         3,892,400
  iShares S&P MidCap 400/BARRA Value Index(b) ........        9,000           703,440
  Powershares Dynamic Market(b) ......................       81,000         3,880,710
                                                                        -------------
                                                                           27,808,192
                                                                        -------------
GROWTH FUNDS -- 12.3%
  American Funds AMCAP - Class A .....................      147,027         2,911,126
  Calamos Growth - Class A(a) ........................       30,316         1,786,837
  Fidelity Capital Appreciation(a) ...................       59,996         1,668,493
  iShares Russell 1000 Growth Index(b) ...............          300            15,729
  S&P MidCap 400 Depositary Receipts(b) ..............       17,580         2,574,942
  Wells Fargo Advantage Endeavor Select - Class A(a) .      136,092         1,358,199
                                                                        -------------
                                                                           10,315,326
                                                                        -------------
SMALL COMPANY FUNDS -- 12.0%
  Diamond Hill Small Cap - Class I ...................        4,168           107,420
  FBR Small Cap(a) ...................................       23,054         1,128,270
  iShares S&P SmallCap 600/BARRA Growth Index(b) .....       15,400         1,992,452
  iShares S&P SmallCap 600/BARRA Value Index(b) ......       27,800         2,028,010
  Royce Opportunity - Investor Class(a) ..............      116,031         1,685,924
  William Blair Small Cap Growth - Class I(a) ........      114,327         3,139,421
                                                                        -------------
                                                                           10,081,497
                                                                        -------------
HIGH YIELD BOND FUNDS -- 10.5%
  Fidelity Advisor High Income Advantage - Class I ...      515,386         5,030,173
  MainStay High Yield Corporate Bond - Class A .......      612,042         3,837,502
                                                                        -------------
                                                                            8,867,675
                                                                        -------------
FOREIGN STOCK FUNDS -- 9.9%
  Dodge & Cox International Stock ....................       16,862           692,010
  iShares MSCI EAFE Index(b) .........................       57,300         3,899,265
  Lazard International Small Cap - Investor Shares ...       49,927           992,056
  Tocqueville International Value (The) ..............      161,803         2,789,484
                                                                        -------------
                                                                            8,372,815
                                                                        -------------
WORLDWIDE BOND FUNDS -- 5.8%
  Alliance World Dollar Government(c) ................       78,800           981,060
  Loomis Sayles Global Bond - Institutional Class ....       55,028           831,468
  PIMCO Foreign Bond - Institutional Class ...........       92,501           948,135
  TCW Galileo Emerging Markets Income - Class I ......       68,552           547,731
  Templeton Global Bond - Class A ....................       96,569         1,052,597
  T. Rowe Price Emerging Markets Bond ................       37,149           507,832
                                                                        -------------
                                                                            4,868,823
                                                                        -------------


20

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)
======================================================================================
INVESTMENT COMPANIES -- 99.4% (CONTINUED)                   SHARES           VALUE
--------------------------------------------------------------------------------------
CONVERTIBLE SECURITY FUNDS -- 5.2%
  Davis Appreciation & Income .........................      83,523     $   2,447,232
  Franklin Convertible Securities - Class A ...........     114,020         1,922,373
                                                                        -------------
                                                                            4,369,605
                                                                        -------------
CORPORATE BOND FUNDS -- 4.8%
  Loomis Sayles Bond - Institutional Class ............     290,144         4,047,509
                                                                        -------------

GOVERNMENT BOND FUNDS -- 3.1%
  American Century Target Maturities Trust
    Series 2015 - Investor Class ......................      36,259         2,647,253
                                                                        -------------

HIGH QUALITY BOND FUNDS -- 2.8%
  Dodge & Cox Income ..................................     190,463         2,361,745
                                                                        -------------

TOTAL INVESTMENT COMPANIES (Cost $68,058,007)..........                 $  83,740,440
                                                                        -------------

======================================================================================
MONEY MARKET SECURITIES -- 0.7%                             SHARES           VALUE
--------------------------------------------------------------------------------------
  First American Treasury Obligation - Class A
    (Cost $588,340) ...................................     588,340     $     588,340
                                                                        -------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $68,646,347)                 $  84,328,780

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)........                       (84,919)
                                                                        -------------

NET ASSETS -- 100.0% ..................................                 $  84,243,861
                                                                        =============

(a)  Non-income producing security.

(b)  Exchange-traded fund.

(c)  Closed end fund.









See accompanying notes to financial statements.

                                                                                   21

NEW CENTURY OPPORTUNISTIC PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
======================================================================================
INVESTMENT COMPANIES -- 97.6%                               SHARES           VALUE
--------------------------------------------------------------------------------------
SECTOR FUNDS -- 62.1%
  Fidelity Select Medical Delivery(a) .................       8,853     $     435,559
  Fidelity Select Wireless(a) .........................      90,032           630,225
  iShares Dow Jones U.S. Energy Sector Index(b) .......       9,200           891,204
  iShares Goldman Sachs Natural Resources Index(b) ....      10,100         1,032,220
  iShares Goldman Sachs Networking Index(a)(b) ........      38,500         1,347,115
  iShares Goldman Sachs Semiconductor Index(b) ........       5,900           393,766
  iShares MSCI Emerging Markets Index(b) ..............      12,300         1,297,035
  iShares Nasdaq Biotechnology Index(a)(b) ............      11,200           869,792
  PowerShares Dynamic Biotechnology & Genome(a)(b) ....       4,100            70,807
  Technology Select Sector SPDR(b) ....................      49,300         1,076,712
  T. Rowe Price Emerging Europe & Mediterranean .......       5,548           167,951
                                                                        -------------
                                                                            8,212,386
                                                                        -------------
MID-CAP FUNDS -- 20.8%
  Calamos Growth - Class A(a) .........................      13,035           768,291
  iShares S&P MidCap 400/BARRA Growth Index(b) ........       5,800           468,524
  Janus Orion .........................................      31,615           299,706
  Luethold Select Industries ..........................      30,369           551,203
  S&P MidCap 400 Depositary Receipts(b) ...............       4,502           659,408
                                                                        -------------
                                                                            2,747,132
                                                                        -------------
SMALL-CAP FUNDS -- 11.3%
  Buffalo Small Cap(a) ................................      14,272           404,191
  Diamond Hill Small Cap - Class I ....................       1,042            26,855
  iShares S&P 600 Value Index(b) ......................       3,100           226,145
  iShares S&P SmallCap 600/BARRA Growth Index(b) ......       1,200           155,256
  Perritt Micro Cap Opportunities(a) ..................      20,257           680,026
                                                                        -------------
                                                                            1,492,473
                                                                        -------------
LARGE-CAP FUNDS -- 3.4%
  Fidelity Capital Appreciation (a) ...................      16,038           446,030
                                                                        -------------

TOTAL INVESTMENT COMPANIES (Cost $10,668,628) .........                 $  12,898,021
                                                                        -------------

======================================================================================
MONEY MARKET SECURITIES -- 2.5%                             SHARES           VALUE
--------------------------------------------------------------------------------------
  First American Treasury Obligation - Class A
    (Cost $330,089) ...................................     330,089     $     330,089
                                                                        -------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $10,998,717)                 $  13,228,110

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)........                       (10,907)
                                                                        -------------

Net Assets -- 100.0%...................................                 $  13,217,203
                                                                        =============

(a)  Non-income producing security.

(b)  Exchange-traded fund.



See accompanying notes to financial statements.

22

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
======================================================================================
INVESTMENT COMPANIES -- 99.2%                               SHARES           VALUE
--------------------------------------------------------------------------------------
ASIA/PACIFIC FUNDS -- 27.2%
  Eaton Vance Greater India - Class A(a) .............      164,633     $   4,064,781
  Fidelity Japan .....................................      194,827         3,691,974
  Fidelity Japan Small Companies .....................      130,557         2,095,433
  iShares FTSE/Xinhua China 25 Index(b) ..............       39,900         3,134,145
  iShares MSCI Australia Index(b) ....................      151,100         3,315,134
  iShares MSCI Japan Index(b) ........................      143,800         2,132,554
  iShares MSCI Pacific Ex-Japan Index(b) .............       21,600         2,457,000
  Matthews Pacific Tiger - Class I ...................      112,202         2,448,257
  ProFunds UltraJapan(a) .............................       50,815         3,605,322
                                                                        -------------
                                                                           26,944,600
                                                                        -------------
DIVERSIFIED FUNDS -- 25.4%
  AllianceBernstein International Growth - Class A ...       96,380         1,762,798
  Dodge & Cox International Stock ....................       71,691         2,942,176
  iShares MSCI EAFE Index(b) .........................       67,800         4,613,790
  iShares S&P Global Energy Sector Index(b) ..........       18,900         2,046,492
  Janus Overseas .....................................      133,181         5,292,600
  Lazard International Small Cap - Investor Shares ...       93,628         1,860,397
  Oppenheimer International Small Company - Class A(a)      146,562         3,787,163
  Tocqueville International Value (The) ..............      168,364         2,902,595
                                                                        -------------
                                                                           25,208,011
                                                                        -------------
EUROPE FUNDS -- 19.6%
  iShares MSCI Austria Index(b) ......................      166,200         5,459,670
  iShares MSCI Belgium Index(b) ......................      110,600         2,474,122
  iShares MSCI EMU Index(b) ..........................        6,600           600,930
  iShares MSCI Germany Index(b) ......................      128,200         3,093,466
  iShares MSCI Sweden Index(b) .......................       76,000         2,067,200
  iShares MSCI Switzerland Index(b) ..................       47,500         1,054,025
  iShares MSCI United Kingdom Index(b) ...............       61,746         1,317,660
  Ivy European Opportunities - Class A ...............       95,812         3,420,497
                                                                        -------------
                                                                           19,487,570
                                                                        -------------
AMERICAS FUNDS -- 15.1%
  Fidelity Canada ....................................       56,310         2,697,243
  iShares MSCI Canada Index(b) .......................      147,100         3,656,906
  iShares MSCI Mexico Index(b) .......................       54,800         2,219,400
  iShares S&P Latin American 40 Index(b) .............       42,200         6,414,400
                                                                        -------------
                                                                           14,987,949
                                                                        -------------
EMERGING MARKETS FUNDS -- 11.9%
  iShares MSCI Emerging Markets Index(b) .............       57,700         6,084,465
  Oppenheimer Developing Markets - Class A ...........       28,625         1,215,413
  T. Rowe Price Emerging Europe & Mediterranean ......      147,071         4,451,847
                                                                        -------------
                                                                           11,751,725
                                                                        -------------

TOTAL INVESTMENT COMPANIES (Cost $72,137,668) ........                  $  98,379,855
                                                                        -------------


See accompanying notes to financial statements.

                                                                                   23

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)
======================================================================================
MONEY MARKET SECURITIES -- 0.7%                             SHARES           VALUE
--------------------------------------------------------------------------------------
  First American Treasury Obligation - Class A
    (Cost $698,701) ..................................      698,701     $     698,701
                                                                        -------------

TOTAL INVESTMENTS AT VALUE -- 99.9% (Cost $72,836,369)                  $  99,078,556

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% ........                        104,644
                                                                        -------------

NET ASSETS -- 100.0% .................................                  $  99,183,200
                                                                        =============

(a)  Non-income producing security.

(b)  Exchange-traded fund.






See accompanying notes to financial statements.

24

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
======================================================================================
INVESTMENT COMPANIES -- 98.2%                               SHARES           VALUE
--------------------------------------------------------------------------------------
LONG/SHORT EQUITY FUNDS -- 18.5%
  CGM Focus ..........................................       35,746     $   1,435,213
  Diamond Hill Focus Long-Short - Class I ............      154,891         2,750,865
  Gartmore U.S. Growth Leaders Long-Short(a) .........       95,694           992,344
  Hussman Strategic Growth ...........................      272,745         4,399,371
  James Market Neutral (The) .........................       64,792           801,484
  Prudent Bear .......................................      177,563         1,035,193
  Schwab Hedged Equity ...............................      229,739         3,388,645
  Weitz Funds (The) - Partners III Opportunity(a) ....      171,618         1,767,665
                                                                        -------------
                                                                           16,570,780
                                                                        -------------
GLOBAL MACRO FUNDS -- 13.5%
  Calamos Global Growth and Income - Class A .........      101,606         1,046,542
  Capital and Income Strategies(b) ...................       20,000           362,600
  First Eagle Global - Class A .......................      137,552         6,430,551
  Franklin Mutual Discovery - Class Z ................       97,535         2,841,207
  Oppenheimer International Bond  - Class A ..........      233,702         1,390,527
                                                                        -------------
                                                                           12,071,427
                                                                        -------------
MERGER ARBITRAGE FUNDS -- 13.1%
  Arbitrage Fund (The) - Class R(a) ..................      204,007         2,580,680
  Enterprise Mergers and Acquisitions - Class A ......      315,629         3,856,990
  Gabelli ABC ........................................      113,320         1,183,063
  Merger Fund (The) ..................................      267,529         4,093,190
                                                                        -------------
                                                                           11,713,923
                                                                        -------------
ASSET ALLOCATION FUNDS -- 10.4%
  Berwyn Income ......................................      107,902         1,291,587
  FPA Crescent - Class I .............................      112,181         3,019,913
  Greenspring ........................................       76,371         1,797,024
  Leuthold Core Investment ...........................      145,938         2,650,233
  Oakmark Equity and Income - Class I ................       20,749           535,322
                                                                        -------------
                                                                            9,294,079
                                                                        -------------
NATURAL RESOURCES FUNDS -- 10.1%
  DWS Global Commodities Stock(b) ....................       21,704           375,696
  FBR Gas Utility Index ..............................       27,064           482,288
  Permanent Portfolio ................................       19,656           623,867
  PIMCO Commodity Real Return Strategy - Class A .....      215,101         3,194,250
  PowerShares Water Resources Portfolio(b) ...........       10,000           182,700
  RS Global Natural Resources ........................       67,835         2,575,003
  T. Rowe Price New Era ..............................        8,441           404,264
  Vanguard Precious Metals & Minerals ................       38,910         1,192,586
                                                                        -------------
                                                                            9,030,654
                                                                        -------------
OPTION HEDGED FUNDS -- 7.4%
  Analytic Defensive Equity - Institutional Shares ...      198,702         2,620,875
  Gateway ............................................      155,379         4,060,062
                                                                        -------------
                                                                            6,680,937
                                                                        -------------
REAL ESTATE FUNDS -- 7.3%
  AIM Select Real Estate Income(b) ...................       40,170           633,079
  Alpine International Real Estate Equity - Class Y ..       33,418         1,193,024
  DWS RREEF Real Estate(b) ...........................       16,100           351,785


See accompanying notes to financial statements.

                                                                                   25

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)
======================================================================================
INVESTMENT COMPANIES -- 98.2% (CONTINUED)                   SHARES           VALUE
--------------------------------------------------------------------------------------
REAL ESTATE FUNDS -- 7.3% (Continued)
  JPMorgan U.S. Real Estate - Class A ................       39,554     $     845,280
  Neuberger Berman Real Estate Securities Income(b) ..       29,000           437,030
  Third Avenue Real Estate Value .....................       95,119         3,058,070
                                                                        -------------
                                                                            6,518,268
                                                                        -------------
HIGH YIELD FUNDS -- 6.9%
  Alliance World Dollar Government(b) ................       10,000           124,500
  Calamos High Yield - Class A .......................       33,215           356,061
  Fidelity Capital & Income ..........................      103,836           889,875
  MainStay Global High Income - Class A ..............      112,037         1,289,547
  MainStay High Yield Corporate Bond - Class A .......      237,012         1,486,067
  Neuberger Berman Income Opportunity(b) .............       39,700           598,676
  Nuveen Preferred and Convertible Income(b) .........       26,000           315,120
  Pioneer High Yield - Class A .......................       97,622         1,079,700
                                                                        -------------
                                                                            6,139,546
                                                                        -------------
DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 6.0%
  Fairholme ..........................................       53,179         1,453,899
  Franklin Mutual Beacon - Class Z ...................      102,995         1,725,171
  Third Avenue Value .................................       37,115         2,220,958
                                                                        -------------
                                                                            5,400,028
                                                                        -------------
CONVERTIBLE ARBITRAGE FUNDS -- 5.0%
  Calamos Market Neutral - A Shares ..................      355,066         4,463,174
                                                                        -------------

TOTAL INVESTMENT COMPANIES (Cost $75,776,112) ........                  $  87,882,816
                                                                        -------------

======================================================================================
STRUCTURED NOTES -- 0.5%                                  PAR VALUE          VALUE
--------------------------------------------------------------------------------------
  Eksportfinans ASA, Efficient Allocation Return
    Note, due 10/19/09 (Cost $500,000) ...............   $  500,000     $     500,000
                                                                        -------------

======================================================================================
MONEY MARKET SECURITIES -- 1.3%                             SHARES           VALUE
--------------------------------------------------------------------------------------
  First American Treasury Obligation - Class A
    (Cost $1,126,622).................................    1,126,622     $   1,126,622
                                                                        -------------

TOTAL INVESTMENTS AT VALUE -- 100.0% (Cost $77,402,734)                 $  89,509,438

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%).......                        (35,207)
                                                                        -------------

NET ASSETS -- 100.0% .................................                  $  89,474,231
                                                                        =============

(a)  Non-income producing security.

(b)  Closed-end fund.


See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (UNAUDITED)
================================================================================

(1)  SIGNIFICANT ACCOUNTING POLICIES

New Century Portfolios ("New Century") is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers shares of five series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio (formerly New Century Agressive Portfolio), New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the "Portfolios"). New Century Capital Portfolio and New Century Balanced Portfolio commenced operations on January 31, 1989. New Century Opportunistic Portfolio and New Century International Portfolio commenced operations on November 1, 2000, and New Century Alternative Strategies Portfolio commenced operations on May 1, 2002.

Weston Financial Group, Inc. (the "Advisor"), a wholly-owned subsidiary of The Washington Trust Company, serves as the investment advisor to each Portfolio. Weston Securities Corporation (the "Distributor"), a wholly-owned subsidiary of The Washington Trust Company, serves as the distributor and principal underwriter to each Portfolio.

The investment objective of New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign).

The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), and fixed income securities (domestic and foreign).

The investment objective of New Century Opportunistic Portfolio is to provide capital growth, without regard to current income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign). The New Century Opportunistic Portfolio may also invest in shares of registered investment companies that seek appreciation by investing in fixed income securities, including high-yield, lower rated debt securities.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)
================================================================================

The investment objective of New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of registered investment companies that emphasize investments in equities and fixed income securities (foreign, worldwide, emerging markets and domestic).

The investment objective of New Century Alternative Strategies Portfolio is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize alternative strategies.

The price of shares of each Portfolio fluctuates daily and there is no assurance that the Portfolios will be successful in achieving their stated investment objectives.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.   INVESTMENT VALUATION
     --------------------

Investments, representing primarily capital stock of other investment companies, are valued at their net asset value as reported by such companies. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange are valued at the last reported sales price; securities included in the NASDAQ National Market System are valued at the Nasdaq Official Closing Price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)
================================================================================

B.   SHARE VALUATION
     ---------------

The net asset value per share of each Portfolio is calculated daily by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Portfolio is equal to the net asset value per share, except that shares of each Portfolio are subject to a redemption fee of 2.00% if redeemed within 30 days of the date of purchase. No redemption fee will be imposed on the exchange of shares between the various Portfolios of the Trust, the redemption of shares representing reinvested dividends or capital gain distributions, or on amounts representing capital appreciation of shares. During the periods ended April 30, 2006 and October 31, 2005, proceeds from redemption fees totaled $573 and $73, respectively for the New Century International Portfolio and $0 and $76, respectively, for the New Century Alternative Strategies Portfolio. No redemption fees were collected for the New Century Capital, New Century Balanced and New Century Opportunistic Portfolios. Any redemption fees are credited to the applicable Portfolio.

C.   INVESTMENT TRANSACTIONS
     -----------------------

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

D.   INCOME RECOGNITION
     ------------------

Interest, if any, is accrued on portfolio investments daily. Dividend income and capital gain distributions are recorded on the ex-dividend date.

E.   DISTRIBUTIONS TO SHAREHOLDERS
     -----------------------------

Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of the New Century Balanced and New Century Alternative Strategies Portfolios. Dividends from net investment income, if any, are declared and paid annually for the New Century Capital, New Century Opportunistic and New Century International Portfolios. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. There were no differences between the book and tax basis of distributions for the periods ended April 30, 2006 and October 31, 2005.

F.   COST OF OPERATIONS
     ------------------

The Portfolios bear all costs of their operations other than expenses specifically assumed by the Advisor. Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

NEW CENTURY PORTFOLIOS
NOTES  TO  FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)
================================================================================

G.   USE OF ESTIMATES
     ----------------

In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  INVESTMENT ADVISORY FEES, ADMINISTRATIVE
     AGREEMENT AND TRUSTEES' FEES

Fees paid by each Portfolio pursuant to separate Investment Advisory Agreements with the Advisor are computed daily and paid monthly at an annualized rate of 1% on the first $100 million of average daily net assets and .75% of average daily net assets exceeding that amount. The fees for New Century Alternative Strategies Portfolio, however, are computed at an annualized rate of .75% of average daily net assets. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of the Portfolios combined.

The  Advisor  has  contractually  agreed to limit the total  expenses
(excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.50% of average net assets for each of the Portfolios. This contractual fee waiver is in place until August 31, 2007. Accordingly, for the six months ended April 30, 2006, the Advisor waived $30,480 of advisory fees for the New Century Opportunistic Portfolio and waived investment advisory fees of $2,545 for the New Century International Portfolio. No waiver was necessary for New Century Capital, New Century Balanced or New Century Alternative Strategies Portfolios.

Any advisory fees waived and/or any other operating expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Portfolio to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Portfolio's current total operating expenses for such fiscal year does not exceed the applicable existing limitation on Portfolio expenses, and the reimbursement is made within three years after the year in which the Advisor incurred the expense. During the six months ended April 30, 2006, the Advisor received $24,522 in recouped fees from the New Century International Portfolio. During the six months ended April 30, 2006, the Advisor did not recoup any fees waived or other operating expenses absorbed from the New Century Opportunistic Portfolio. The Advisor has recouped all fees waived and expenses reimbursed for New Century Balanced Portfolio and New Century Alternative Strategies Portfolio. No fees have been waived or reimbursed for the New Century Capital Portfolio.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)
================================================================================

As of April 30, 2006, the amounts available for reimbursement that have been paid and/or waived by the Advisor on behalf of the following Portfolios are as follows:
--------------------------------------------------------------------------------
New Century Opportunistic Portfolio...............................  $  225,485
New Century International Portfolio...............................  $  107,583
--------------------------------------------------------------------------------
As of April 30, 2006, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                          OCTOBER 31,       OCTOBER 31,       OCTOBER 31,       OCTOBER 31,
                                             2006              2007              2008              2009
-----------------------------------------------------------------------------------------------------------
New Century Opportunistic Portfolio....   $   68,836        $   64,016        $   62,153        $  30,480
New Century International Portfolio....   $   38,211        $   48,030        $   18,797        $  2,545
-----------------------------------------------------------------------------------------------------------

Fees paid by the Portfolios pursuant to an Administration Agreement with the Advisor to administer the ordinary course of the Portfolios' business are paid monthly from a detail of actual expenses incurred in the overseeing of the Portfolios' affairs. All expenses incurred overseeing the Portfolios' affairs are reimbursed monthly.

The Portfolios pay each Trustee who is not affiliated with the Advisor a $10,000 annual retainer, paid quarterly, and a per meeting fee of $1,000. The Portfolios will also pay each Trustee who is not affiliated with the Advisor a $1,000 special meeting fee if held independent of a Regularly Scheduled Board Meeting. Trustees who are affiliated with the Advisor do not receive compensation.

(3)  DISTRIBUTION PLAN AND OTHER TRANSACTIONS
     WITH AFFILIATES

The Portfolios have adopted a Distribution Plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. Under the Plan, each Portfolio may pay up to .25% of its average daily net assets to the Distributor for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

During the six months ended April 30, 2006, the Distributor received $75,996, $60,190, $11,474, $88,303 and $31,127 from New Century Capital, Balanced, Opportunistic, International and Alternative Strategies Portfolios, respectively, pursuant to the Plan.

Also during this time, the Distributor received sales commissions and other compensation of $70,700, $36,280, $831, $10,166 and $61,804 in connection with the purchase of investment company shares by New Century Capital, Balanced, Opportunistic, International and Alternative Strategies Portfolios, respectively. The

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)
================================================================================

Distributor has voluntarily agreed to reduce payments made by each Portfolio pursuant to the Plan in amounts equal to the sales commissions and other compensation.

Certain officers and trustees of New Century are also officers and/or directors of the Advisor and the Distributor.

(4)  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2006, the cost of purchases and the proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       NEW
                                                    NEW              NEW              NEW              NEW           CENTURY
                                                  CENTURY          CENTURY          CENTURY          CENTURY       ALTERNATIVE
                                                  CAPITAL         BALANCED       OPPORTUNISTIC    INTERNATIONAL     STRATEGIES
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
Purchase of investment securities ..........   $  8,231,511     $  8,200,307     $  6,228,821     $ 42,886,230     $ 14,118,664
                                               ============     ============     ============     ============     ============
Proceeds from sales of investment securities   $  7,046,358     $  6,524,771     $  1,129,992     $  6,232,790     $  4,720,692
                                               ============     ============     ============     ============     ============
--------------------------------------------------------------------------------------------------------------------------------

(5)  TAX MATTERS

It is each Portfolio's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its taxable net income, the Portfolio (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributable earnings at April 30, 2006 was as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       NEW
                                                    NEW              NEW              NEW              NEW           CENTURY
                                                  CENTURY          CENTURY          CENTURY          CENTURY       ALTERNATIVE
                                                  CAPITAL         BALANCED       OPPORTUNISTIC    INTERNATIONAL     STRATEGIES
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
Accumulated ordinary income (loss)..........   $     55,747     $    (48,973)    $    (21,524)    $     21,229     $     64,065
Unrealized appreciation.....................     34,544,708       15,550,520        2,205,955       26,242,187       12,102,641
Capital loss carryforwards..................     (8,985,464)      (2,994,514)      (1,290,780)              --               --
Other gains.................................      3,782,419        1,934,517          318,128        2,123,366        1,657,125
                                               ------------     ------------     ------------     ------------     ------------
Total distributable earnings................   $ 29,397,410     $ 14,441,550     $  1,211,779     $ 28,386,782     $ 13,823,831
                                               ============     ============     ============     ============     ============
--------------------------------------------------------------------------------------------------------------------------------


NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)
================================================================================================================================

The  following  information  is  based  upon  the  federal  income  tax  cost of investment securities as of April 30, 2006:

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       NEW
                                                    NEW              NEW              NEW              NEW           CENTURY
                                                  CENTURY          CENTURY          CENTURY          CENTURY       ALTERNATIVE
                                                  CAPITAL         BALANCED       OPPORTUNISTIC    INTERNATIONAL     STRATEGIES
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation...............   $ 34,544,728     $ 15,962,554     $  2,284,516     $ 26,304,151     $ 12,638,554
Gross unrealized depreciation...............            (20)        (412,034)         (78,561)         (61,964)        (535,913)
                                               ------------     ------------     ------------     ------------     ------------
Net unrealized appreciation.................   $ 34,544,708     $ 15,550,520     $  2,205,955     $ 26,242,187     $ 12,102,641
                                               ============     ============     ============     ============     ============
Federal income tax cost.....................   $ 90,280,406     $ 68,778,260     $ 11,022,155     $ 72,836,369     $ 77,406,797
                                               ============     ============     ============     ============     ============
--------------------------------------------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Capital, Balanced, Opportunistic and Alternative Strategies Portfolios is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of October 31, 2005, the Portfolios had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

--------------------------------------------------------------------------------
                                  NEW              NEW             NEW
                                CENTURY          CENTURY         CENTURY
                                CAPITAL          BALANCED     OPPORTUNISTIC
EXPIRES OCTOBER 31,            PORTFOLIO        PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------
2010 ......................  $  5,854,434     $  2,850,984    $  1,174,122
2011 ......................     3,131,030          143,530         116,658
--------------------------------------------------------------------------------

(6)  CONTINGENCIES AND COMMITMENTS

New Century indemnifies its officers and trustees for certain liabilities that might arise from their performance of their duties to the Portfolios. Additionally, in the normal course of business, New Century, on behalf of its Portfolios, enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, New Century expects the risk of loss to be remote.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (i.e. 12b-1) fees and other fund expenses. The following examples are intended to help you understand ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the tables below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Portfolio's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Portfolio's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Portfolios. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolios under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Portfolios' costs with those of other mutual funds. It assumes that each Portfolio had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolios' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Portfolios do not charge front-end sales loads. However, a redemption fee of 2% is applied on the sale of shares of the Portfolios held for less than 30 days.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Portfolios' expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Portfolios' prospectus.


NEW CENTURY CAPITAL PORTFOLIO
---------------------------------------------------------------------------------------
                                      Beginning           Ending
                                    Account Value      Account Value    Expenses Paid
                                    Nov. 1, 2005      April 30, 2006    During Period*
---------------------------------------------------------------------------------------
Based on Actual Fund Return           $1,000.00          $1,147.60        $    7.03
Based on Hypothetical 5% Return
  (before expenses)                   $1,000.00          $1,018.25        $    6.61
---------------------------------------------------------------------------------------
*    Expenses  are  equal  to the New  Century  Capital  Portfolio's  annualized expense ratio of 1.32% for the period,  multiplied  by the average  account value over the period,  multiplied by 181/365 (to reflect the one-half year period).


NEW CENTURY BALANCED PORTFOLIO
---------------------------------------------------------------------------------------
                                      Beginning           Ending
                                    Account Value      Account Value    Expenses Paid
                                    Nov. 1, 2005      April 30, 2006    During Period*
---------------------------------------------------------------------------------------
Based on Actual Fund Return           $1,000.00          $1,099.00        $    7.13
Based on Hypothetical 5% Return
  (before expenses)                   $1,000.00          $1,018.00        $    6.85
---------------------------------------------------------------------------------------
*    Expenses  are  equal to the New  Century  Balanced  Portfolio's  annualized expense ratio of 1.37% for the period,  multiplied  by the average  account value over the period,  multiplied by 181/365 (to reflect the one-half year period).


NEW CENTURY OPPORTUNISTIC PORTFOLIO
---------------------------------------------------------------------------------------
                                      Beginning           Ending
                                    Account Value      Account Value    Expenses Paid
                                    Nov. 1, 2005      April 30, 2006    During Period*
---------------------------------------------------------------------------------------
Based on Actual Fund Return           $1,000.00          $1,130.70        $    7.92
Based on Hypothetical 5% Return
  (before expenses)                   $1,000.00          $1,017.36        $    7.50
---------------------------------------------------------------------------------------
*    Expenses are equal to the New Century Opportunistic  Portfolio's annualized expense ratio of 1.50% for the period,  multiplied  by the average  account value over the period,  multiplied by 181/365 (to reflect the one-half year period).


                                                                                    35

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
(CONTINUED)
=======================================================================================

NEW CENTURY INTERNATIONAL PORTFOLIO
---------------------------------------------------------------------------------------
                                      Beginning           Ending
                                    Account Value      Account Value    Expenses Paid
                                    Nov. 1, 2005      April 30, 2006    During Period*
---------------------------------------------------------------------------------------
Based on Actual Fund Return           $1,000.00          $1,256.00        $    8.39
Based on Hypothetical 5% Return
  (before expenses)                   $1,000.00          $1,017.36        $    7.50
---------------------------------------------------------------------------------------
*    Expenses are equal to the New Century International  Portfolio's annualized expense ratio of 1.50% for the period,  multiplied  by the average  account value over the period,  multiplied by 181/365 (to reflect the one-half year period).


NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
---------------------------------------------------------------------------------------
                                      Beginning           Ending
                                    Account Value      Account Value    Expenses Paid
                                    Nov. 1, 2005      April 30, 2006    During Period*
---------------------------------------------------------------------------------------
Based on Actual Fund Return           $1,000.00          $1,093.00        $    5.35
Based on Hypothetical 5% Return
  (before expenses)                   $1,000.00          $1,019.69        $    5.16
---------------------------------------------------------------------------------------
*    Expenses are equal to the New Century  Alternative  Strategies  Portfolio's
     annualized expense ratio of 1.03% for the period, multiplied by the average account  value over the  period,  multiplied  by 181/365  (to  reflect  the one-half year period).

                      This page intentionally left blank.

================================================================================

                      INVESTMENT ADVISOR AND ADMINISTRATOR
                          Weston Financial Group, Inc.
                                 Wellesley, MA

                                  DISTRIBUTOR
                         Weston Securities Corporation
                                 Wellesley, MA

                                    COUNSEL
                             Greenburg Traurig, LLP
                                Philadelphia, PA

                         INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM
                        Briggs, Bunting & Dougherty, LLP
                                Philadelphia, PA

                                 TRANSFER AGENT
                          Ultimus Fund Solutions, LLC
                                 Cincinnati, OH

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                 Cincinnati, OH


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fee expense and other pertinent information.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-639-0102, or on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC's website at http://www.sec.gov.

The Portfolios file a complete listing of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available without charge upon request by calling 1-888-639-0102, or on the SEC's website at http://www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or by calling 1-800-SEC-0330.

================================================================================

ITEM 2.  CODE OF ETHICS.

Not required

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has a standing nominating committee responsible for the selection and nomination to serve as trustees of the registrant. Although the nominating committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the nominating committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the registrant, in writing, at the following address: 40 William Street, Suite 100, Wellesley, Massachusetts 02481-3902.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto




Exhibit 99.CERT        Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT     Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   New Century Portfolios
             --------------------------------------------------------------



By (Signature and Title)*    /s/ Wayne M. Grzecki
                           -------------------------------------------

                           Wayne M. Grzecki, President

Date         June 29, 2006
      ------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Wayne M. Grzecki
                           -------------------------------------------

                           Wayne M. Grzecki, President

Date         June 29, 2006
      ------------------------------------




By (Signature and Title)*    /s/ Nicole M. Tremblay
                           -------------------------------------------

                           Nicole M. Tremblay, Treasurer

Date         June 29, 2006
      ------------------------------------




* Print the name and title of each signing officer under his or her signature.